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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment                 [ ] Amendment Number : __________
This Amendment (Check only one.):       [ ] is a restatement
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Petrus Trust Company, LTA
Address: PO Box 269014
         Plano, Texas 75026

         --------------------------

Form 13F File Number: 028-13931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Radunsky
Title: Chief Operating Officer

       ----------------------------

Phone: (972) 535-1983

Signature, Place, and Date of Signing:

  /s/ David Radunsky                Plano, TX                May 10, 2011
-----------------------           -------------           -----------------
     (Signature)                   City, State)                 (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:   105
Form 13F Information Table Value Total: 245,466 (thousands)

List of Other Included Managers: Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE

    COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
                                                                                                                VOTING AUTHORITY
------------------------------------------- --------- -------- -------------------------- ---------- -------- ----------------------
 NAME OF ISSUER               TITLE OF        CUSIP     VALUE    SHRS OR  SH/PRN PUT/CALL INVESTMENT  OTHER       SOLE   SHARED NONE
                               CLASS                   (X1000)   PRN AMT                  DISCRETION MANAGERS
------------------------------------------- --------- -------- ---------- ------ -------- ---------- -------- ----------------------
AARONS INC                   COM PAR $0.50  002535300    365       14,400   SH               SOLE                 14,400
AETNA INC NEW                     COM       00817Y108    853       22,800   SH               SOLE                 22,800
ALASKA AIR GROUP INC              COM       011659109    330        5,200   SH               SOLE                  5,200
AMERCO                            COM       023586100    310        3,200   SH               SOLE                  3,200
AMEREN CORP                       COM       023608102    553       19,700   SH               SOLE                 19,700
AMERICAN FINL GROUP INC
 OHIO                             COM       025932104    431       12,300   SH               SOLE                 12,300
AMTRUST FINANCIAL
 SERVICES I                       COM       032359309    225       11,800   SH               SOLE                 11,800
ANDERSONS INC                     COM       034164103    219        4,500   SH               SOLE                  4,500
ARCHER DANIELS MIDLAND CO         COM       039483102  1,037       28,800   SH               SOLE                 28,800
ARROW ELECTRS INC                 COM       042735100    473       11,300   SH               SOLE                 11,300
AT&T INC                          COM       00206R102  3,150      102,900   SH               SOLE                102,900
ATMOS ENERGY CORP                 COM       049560105    379       11,100   SH               SOLE                 11,100
AUTOMATIC DATA PROCESSING
 IN                               COM       053015103 12,530      244,200   SH               SOLE                244,200
AUTOZONE INC                      COM       053332102 10,368       37,900   SH               SOLE                 37,900
AVNET INC                         COM       053807103    460       13,500   SH               SOLE                 13,500
BCE INC                         COM NEW     05534B760  1,112       30,600   SH               SOLE                 30,600
BERKLEY W R CORP                  COM       084423102  6,479      201,156   SH               SOLE                201,156
BLACK HILLS CORP                  COM       092113109    251        7,500   SH               SOLE                  7,500
BLACKROCK KELSO CAPITAL
 CORP                             COM       092533108    161       15,900   SH               SOLE                 15,900
BRISTOW GROUP INC                 COM       110394103    260        5,500   SH               SOLE                  5,500
CACI INTL INC                    CL A       127190304    300        4,900   SH               SOLE                  4,900
CARNIVAL CORP                 PAIRED CTF    143658300    974       25,400   SH               SOLE                 25,400
CARTER INC                        COM       146229109  5,039      176,000   SH               SOLE                176,000
CISCO SYS INC                     COM       17275R102  7,683      448,000   SH               SOLE                448,000
CNA SURETY CORP                   COM       12612L108    232        9,200   SH               SOLE                  9,200
COCA COLA CO                      COM       191216100  5,971       90,000   SH               SOLE                 90,000
COMCAST CORP NEW                 CL A       20030N101  1,817       73,500   SH               SOLE                 73,500
COMPUTER SCIENCES CORP            COM       205363104    546       11,200   SH               SOLE                 11,200
CONOCOPHILLIPS                    COM       20825C104  2,404       30,100   SH               SOLE                 30,100
CONSOLIDATED EDISON INC           COM       209115104    827       16,300   SH               SOLE                 16,300
CONVERGYS CORP                    COM       212485106    274       19,100   SH               SOLE                 19,100
COSTCO WHSL CORP NEW              COM       22160K105  2,933       40,000   SH               SOLE                 40,000
CURTISS WRIGHT CORP               COM       231561101    271        7,700   SH               SOLE                  7,700
CYPRESS SHARPRIDGE INVTS
 INC                              COM       23281A307    180       14,200   SH               SOLE                 14,200
DARDEN RESTAURANTS INC            COM       237194105  1,444       29,400   SH               SOLE                 29,400
DISCOVER FINL SVCS                COM       254709108    798       33,100   SH               SOLE                 33,100
DOLAN CO                          COM       25659P402    124       10,200   SH               SOLE                 10,200
DTE ENERGY CO                     COM       233331107    632       12,900   SH               SOLE                 12,900
EBAY INC                          COM       278642103  6,208      200,000   SH               SOLE                200,000
ECHOSTAR CORP                    CL A       278768106    288        7,600   SH               SOLE                  7,600
EDISON INTL                       COM       281020107    768       21,000   SH               SOLE                 21,000
EL PASO ELEC CO                 COM NEW     283677854    261        8,600   SH               SOLE                  8,600
ELLINGTON FINANCIAL LLC           COM       288522303  5,763      250,000   SH               SOLE                250,000
ENSCO PLC                    SPONSORED ADR  29358Q109  1,446       25,000   SH               SOLE                 25,000
ENSTAR GROUP LIMITED              SHS       G3075P101    270        2,700   SH               SOLE                  2,700
ESTERLINE TECHNOLOGIES CORP       COM       297425100    311        4,400   SH               SOLE                  4,400
FIRST CTZNS BANCSHARES
 INC N                            CL A      31946M103    301        1,500   SH               SOLE                  1,500
FIRST FINL BANCORP OH             COM       320209109    220       13,200   SH               SOLE                 13,200

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
FRESH DEL MONTE PRODUCE INC       ORD       G36738105    258        9,900   SH               SOLE                  9,900
GENTIVA HEALTH SERVICES INC       COM       37247A102    233        8,300   SH               SOLE                  8,300
HATTERAS FINL CORP                COM       41902R103    250        8,900   SH               SOLE                  8,900
HESS CORP                         COM       42809H107  1,108       13,000   SH               SOLE                 13,000
IDACORP INC                       COM       451107106    293        7,700   SH               SOLE                  7,700
INTERNATIONAL RECTIFIER
 CORP                             COM       460254105    317        9,600   SH               SOLE                  9,600
INTERPUBLIC GROUP COS INC   NOTE 4.250% 3/1 460690BA7  5,512    5,000,000  PRN               SOLE              5,000,000
INTUIT                            COM       461202103 13,718      258,300   SH               SOLE                258,300
JOHNSON & JOHNSON                 COM       478160104  5,439       91,800   SH               SOLE                 91,800
KINDER MORGAN INC DEL             COM       49456B101  2,786       94,000   SH               SOLE                 94,000
LIFEPOINT HOSPITALS INC           COM       53219L109    342        8,500   SH               SOLE                  8,500
LORAL SPACE & COMMUNICATNS
 I                                COM       543881106    279        3,600   SH               SOLE                  3,600
MAGELLAN HEALTH SVCS INC        COM NEW     559079207    275        5,600   SH               SOLE                  5,600
MANTECH INTL CORP                CL A       564563104    220        5,200   SH               SOLE                  5,200
MASTEC INC                        COM       576323109    310       14,900   SH               SOLE                 14,900
MEDTRONIC INC               NOTE 1.500% 4/1 585055AL0  8,775    8,775,000  PRN               SOLE              8,775,000
MEDTRONIC INC               NOTE 1.500% 4/1 585055AL0 40,007   40,000,000  PRN               SOLE             40,000,000
METROPCS COMMUNICATIONS INC       COM       591708102    570       35,100   SH               SOLE                 35,100
MKS INSTRUMENT INC                COM       55306N104    276        8,300   SH               SOLE                  8,300
MOLSON COORS BREWING CO          CL B       60871R209    614       13,100   SH               SOLE                 13,100
NORTHWESTERN CORP               COM NEW     668074305    236        7,800   SH               SOLE                  7,800
NV ENERGY INC                     COM       67073Y106    405       27,200   SH               SOLE                 27,200
PAR PHARMACEUTICAL COS INC        COM       69888P106    218        7,000   SH               SOLE                  7,000
PLATINUM UNDERWRITER HLDGS
 L                                COM       G7127P100    248        6,500   SH               SOLE                  6,500
PORTLAND GEN ELEC CO            COM NEW     736508847    292       12,300   SH               SOLE                 12,300
PROASSURANCE CORP                 COM       74267C106    317        5,000   SH               SOLE                  5,000
PROGRESSIVE CORP OHIO             COM       743315103  8,587      406,400   SH               SOLE                406,400
RENT A CTR INC NEW                COM       76009N100    363       10,400   SH               SOLE                 10,400
SCANA CORP NEW                    COM       80589M102    457       11,600   SH               SOLE                 11,600
SEABORD CORP                      COM       811543107    483          200   SH               SOLE                    200
SEACOR HOLDINGS INC               COM       811904101    277        3,000   SH               SOLE                  3,000
SEASPAN CORP                      SHS       Y75638109    268       13,800   SH               SOLE                 13,800
SHIP FINANCE INTERNATIONAL
 L                                SHS       G81075106    290       14,000   SH               SOLE                 14,000
SMITH A O                         COM       831865209    270        6,100   SH               SOLE                  6,100
SONIC CORP                        COM       835451105  5,644      623,700   SH               SOLE                623,700
SOUTHWEST GAS CORP                COM       844895102    292        7,500   SH               SOLE                  7,500
SYMANTEC CORP                     COM       871503108  5,822      314,000   SH               SOLE                314,000
TAL INTL GROUP INC                COM       874083108    243        6,700   SH               SOLE                  6,700
TARGET CORP                       COM       87612E106  7,136      142,700   SH               SOLE                142,700
TELUS CORP                    NON-VTG SHS   87971M202    558       11,500   SH               SOLE                 11,500
TIDEWATER INC                     COM       886423102    359        6,000   SH               SOLE                  6,000
TIMBERLAND CO                    CL A       887100105    330        8,000   SH               SOLE                  8,000
TIME WARNER INC                 COM NEW     887317303  1,457       40,800   SH               SOLE                 40,800
TJX COS INC NEW                   COM       872540109 14,919      300,000   SH               SOLE                300,000
TRANSOCEAN INC              NOTE 1.500%12/1 893830AV1 11,996   12,100,000  PRN               SOLE             12,100,000
TRAVELERS COMPANIES INC           COM       89417E109  1,148       19,300   SH               SOLE                 19,300
TUTOR PERINI CORP                 COM       901109108    231        9,500   SH               SOLE                  9,500
UBS AG                          SHS NEW     H89231338  1,708       94,600   SH               SOLE                 94,600
UNIVERSAL TECHNICAL INST
 INC                              COM       913915104  7,087      364,370   SH               SOLE                364,370
VALIDUS HOLDINGS LTD            COM SHS     G9319H102    433       13,000   SH               SOLE                 13,000
VIROPHARMA INC                    COM       928241108    302       15,200   SH               SOLE                 15,200
WAL MART STORES INC               COM       931142103  1,754       33,700   SH               SOLE                 33,700
WEIS MKTS INC                     COM       948849104    231        5,700   SH               SOLE                  5,700
WESTERN GAS PARTNERS LP     COM UNIT LP IN  958254104    279        8,000   SH               SOLE                  8,000
WESTLAKE CHEM CORP                COM       960413102    528        9,400   SH               SOLE                  9,400
WINTRUST FINANCIAL CORP           COM       97650W108    257        7,000   SH               SOLE                  7,000
WORLD ACCEP CORP DEL              COM       981419104    228        3,500   SH               SOLE                  3,500